Significant Events	12 Months Ended
Dec. 31, 2020
Significant Events
Significant Events

NOTE 17. SIGNIFICANT EVENTS

In December 2019, there was an outbreak of the novel coronavirus (COVID-19) in China that has since spread to many other regions of the world. The outbreak was subsequently labeled as a global pandemic by the World Health Organization in March 2020. It is anticipated that the COVID-19 outbreak may ultimately have a material adverse impact on the Company’s results of operations, financial position and cash flow in 2020 including, but not limited to:

Transportation delays and cost increases, more extensive travel restrictions, closures or disruptions of businesses and facilities or social, economic, political or labor instability in the affected areas, may impact the Company’s customers’ operations. Customers may not be able to repay their loans on time due to lack of capital.

The extent of the impact of COVID-19 on the Company’s operations and financial results depends on future developments and is highly uncertain due to the unknown duration and severity of the outbreak. The situation is changing rapidly and future impacts may materialize that are not yet known. The Company continues to monitor the situation closely and may implement further measures to provide additional financial flexibility and improve the Company’s cash position and liquidity.

On April 9, 2020, the Company entered into subscription agreements with three accredited investors for the sale and issuance of two million shares (2,000,000) ordinary shares of the Company, $0.001 par value per share (“Ordinary Shares”) at a per-share price of $0.40 for aggregate gross proceeds of $800,000 (the “Private Placement). The subscription agreements contain customary representations, warranties and agreements by the Company and customary conditions to closing. The Company closed the Private Placement on May 12, 2020 and intend to use the funds for working capital. No brokers or placement agents was involved. Our Private Placement is exempt from the registration requirements of Section 5 of the Securities Act of 1933, as amended (the “Securities Act”), in reliance on Section 4(a)(2) thereof and/or Rule 506 of Regulation D and Regulation S thereunder, each as promulgated by the Securities and Exchange Commission (the “Commission”).

In keeping with our plan to diversity our operations and rebrand ourselves, our corporate name was changed to “Hudson Capital Inc.” on April 23, 2020 and we began to trade under our new symbol, “HUSN” on May 8, 2020. On April 9, 2020, we incorporated a New York subsidiary, Hudson Capital USA Inc.

Our securities were transferred to the Capital Market at the opening of business on July 16, 2020.

On August 20, 2020, Mr. Jinchi Xu tendered his resignation as Chief our Financial Officer and director and on the same day, we appointed Mr. Hon Man Yun to succeed Mr. Xu as Chief Financial Officer and director.

On September 9, 2020, we incorporated Hudson Capital Merger Sub I Inc. in Delaware, which in turn incorporated Hudson Capital Merger Sub I Inc. in Delaware as a wholly-owned subsidiary.

On October 26, 2020, we filed Amended and Restated Memorandum and Articles of Association with the Registrar of Corporate Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005.

On June 23, 2020 and July 31, 2020, we closed on two registered direct offerings for the purchase and sale of 4,352,941 of the Company’s ordinary shares, at a purchase price of $0.85 per share, for an aggregate purchase price of approximately $3.7 million and the purchase and sale of 3,555,556 of the Company’s ordinary shares, at a purchase price of $0.45 per share, for an aggregate purchase price of approximately $1.6 million, respectively. Chardan Capital Markets LLC acted as placement agent in both offerings. The net proceeds to the Company from the offerings, after deducting placement agent fees and estimated offering expenses, were approximately $3.328 million and $1.39 million, respectively.

In a bid to strategically adjust our business to diversify into new business opportunities, on October 10, 2020, we entered into an Agreement and Plan of Merger (as it may be amended from time to time, the “Merger Agreement”), with Hudson Capital Merger Sub I, Inc., a Delaware corporation and our wholly-owned subsidiary (“Merger Sub I”), Hudson Capital Merger Sub II, Inc., a Delaware corporation and Merger Sub I’s wholly-owned subsidiary, FreightHub, Inc., a Delaware corporation (“FreightHub”) and ATW Master Fund II, L.P., as the representative of the stockholders of FreightHub (the “Stockholders’ Representative”).

Pursuant to the Merger Agreement, we would merge with and into Merger Sub I to redomesticate from the British Virgin Islands to Delaware, with Merger Sub I as the surviving corporation (the “Redomestication Merger”).

Thereafter, Merger Sub II will merge with and into FreightHub, with FreightHub as the surviving corporation and wholly-owned subsidiary of Merger Sub I (the “Merger”).

FreightHub is a transportation logistics platform company, focusing on truckload freight for domestic and cross-border markets in Mexico, the US and Canada. As an innovative digital freight marketplace, broker, transportation management system (TMS) and public API, FreightHub uses its proprietary technology platform to connect carriers and shippers that significantly improves matching and operation efficiency via innovative technologies such as live pricing and real-time tracking.

For more information on the Redomestication Merger and Merger, please refer our Current Report on Form 6K filed with the Securities and Exchange Commission on October 15, 2020 and to the Registration Statement on Form S-4 of Merger Sub I filed with the Securities and Exchange Commission on November 12, 2020 and subsequent amendments thereto.